Convertible Redeemable Preferred Shares And Warrants - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended					12 Months Ended
	Aug. 19, 2016 CNY (¥)	Aug. 19, 2016 USD ($)	Feb. 28, 2018	Aug. 31, 2016 CNY (¥)	Aug. 31, 2016 USD ($)	Feb. 28, 2015 CNY (¥)	Feb. 28, 2015 USD ($) $ / shares shares	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 29, 2016 CNY (¥)	Mar. 01, 2015 CNY (¥)	Mar. 01, 2015 USD ($)	Feb. 28, 2015 ¥ / shares	Feb. 17, 2015 ¥ / shares
Class Of Stock [Line Items]
Preferred shares, dividend rate percentage								8.00%
Preferred stock liquidation preference annual rate of return percentage								15.00%
Maximum voting power percentage after consolidation amalgamation merger or reorganization for deemed liquidation event								50.00%
Minimum threshold voting percentage for deemed liquidation event								50.00%
Convertible preferred shares into ordinary shares, initial conversion price basis								one for one
Preferred shares conversion description								Each holder of Preferred Shares shall have the right, at such holder’s sole discretion, to convert all or any portion of the Preferred Shares into ordinary shares. The initial conversion price is on a one for one basis, subject to adjustment in the event of (1) share splits, share combinations, share dividends and distributions, reorganizations and similar events, and (2) issuance of new securities at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance, in which case, the conversion price shall be reduced concurrently to the subscription price of such issuance.
Proceeds from public offering of ordinary shares | ¥									¥ 580,153
Preferred share redemption value | ¥										¥ 182,055
Warrants
Class Of Stock [Line Items]
Fair value of warrants													¥ 39,592	¥ 7,826	$ 1,276
Warrant and right exercised value	¥ 68,065	$ 10,280								68,065
Qualified Initial Public Offering
Class Of Stock [Line Items]
Preferred shares annual rate of return percentage			15.00%
IPO
Class Of Stock [Line Items]
Deemed preferred shares liquidation preference value | $												$ 200,000
Minimum | Qualified Initial Public Offering
Class Of Stock [Line Items]
Market capitalization | $												$ 200,000
Proceeds from public offering of ordinary shares | $								$ 50,000
Series A Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Mezzanine equity, shares issued | shares							3,000,000
Mezzanine equity, par value | (per share)							$ 1.63									¥ 10
Proceeds from issuance of convertible redeemable preferred shares						¥ 30,000	$ 4,895			¥ 73,568
Preferred shares conversion ratio										100.00%
Preferred shares conversion price per share | ¥ / shares																	¥ 7.39
Fair value of ordinary share | ¥ / shares																	1.28
Convertible redeemable preferred shares | ¥											¥ 22,174
Series A Convertible Redeemable Preferred Shares | Qualified Initial Public Offering
Class Of Stock [Line Items]
Third anniversary of the Series A Preferred Shares issue date			Feb. 17, 2018
Series A-1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Contractually agreed valuation at warrant per share exercise price | $							$ 100,000
Warrants exercised, price per share | $ / shares							$ 5,000
Total cash proceeds from warrant exercised				¥ 73,568	$ 11,111
Preferred shares conversion ratio										100.00%
Preferred shares conversion price per share | ¥ / shares																	63.74
Fair value of ordinary share | ¥ / shares																	¥ 48.68
Series A-1 Convertible Redeemable Preferred Shares | Maximum
Class Of Stock [Line Items]
Warrants granted | shares							2,222,222